Net (Loss)/ Earning Per Share - Summary of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	¥ 304,399	$ 41,702	¥ (91,279)	¥ (806,883)
Accretion of redeemable noncontrolling interests	(9,315)	(1,276)	(8,600)	(7,490)
Numerator for computing basic net (loss)/earning per share	295,084	40,426	(99,879)	(814,373)
Common Class A [Member]
Numerator:
Numerator for computing basic net (loss)/earning per share	245,436	33,625	(83,116)	(677,417)
Numerator for computing diluted net (loss)/earning per share	¥ 246,197	$ 33,728	¥ (83,116)	¥ (677,417)
Denominator:
Weighted average number of ordinary shares outstanding, basic	269,642,904	269,642,904	270,432,437	269,787,113
Share-based awards	5,042,598	5,042,598	0	0
Denominator used for diluted EPS	274,685,502	274,685,502	270,432,437	269,787,113
(Loss)/Earnings per share - basic | (per share)	¥ 0.91	$ 0.12	¥ (0.31)	¥ (2.51)
Loss)/Earnings per share - diluted | (per share)	¥ 0.9	$ 0.12	¥ (0.31)	¥ (2.51)
Common Class B [Member]
Numerator:
Numerator for computing basic net (loss)/earning per share	¥ 49,648	$ 6,801	¥ (16,763)	¥ (136,956)
Numerator for computing diluted net (loss)/earning per share	¥ 48,887	$ 6,698	¥ (16,763)	¥ (136,956)
Denominator:
Weighted average number of ordinary shares outstanding, basic	54,543,800	54,543,800	54,543,800	54,543,800
Share-based awards	0	0	0	0
Denominator used for diluted EPS	54,543,800	54,543,800	54,543,800	54,543,800
(Loss)/Earnings per share - basic | (per share)	¥ 0.91	$ 0.12	¥ (0.31)	¥ (2.51)
Loss)/Earnings per share - diluted | (per share)	¥ 0.9	$ 0.12	¥ (0.31)	¥ (2.51)